Unaudited Proforma from Merger (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Unaudited pro forma results of the Company from merger
Revenues	$ 4,914,938
Net Loss	$ (8,610,775)
Basic and diluted net loss per common share	$ (0.79)
Weighted average shares - basic and diluted	10,957,705